Fair value of financial instruments - Comparison of carrying amounts and fair values for assets and liabilities not held at fair value (Details) - GBP (£) £ in Millions		Dec. 31, 2017		Dec. 31, 2016	Dec. 31, 2015
Categories of financial assets [abstract]
Held-to-maturity		£ 5,109		£ 5,176
Loans and advances to banks		35,663		43,251	£ 41,349
Loans and advances to customers		365,552		392,784	399,217
Reverse repurchase agreements and other similar secured lending		12,546		13,454	28,187
Non current assets classified as held for sale		1,193	[1]	71,454	7,364
Categories of financial liabilities [abstract]
Deposits from banks		(37,723)		(48,214)	(47,080)
Deposits from customers [abstract]
Debt securities in issue		(73,314)		(75,932)	(69,150)
Repurchase agreements and other similar secured borrowing		(40,338)		(19,760)	(25,035)
Subordinated liabilities		(23,826)		(23,383)	(21,467)
Liabilities included in disposal groups classified as held for sale		0	[1]	(65,292)	£ (5,997)
Not held at fair value member]
Categories of financial assets [abstract]
Held-to-maturity		5,285		5,347
Loans and advances to banks		35,660		43,228
Reverse repurchase agreements and other similar secured lending		12,546		13,454
Non current assets classified as held for sale	[1]	1,195		44,838
Categories of financial liabilities [abstract]
Deposits from banks		(37,729)		(48,212)
Deposits from customers [abstract]
Current and demand accounts		(145,927)		(138,197)
Savings accounts		(134,369)		(133,370)
Other time deposits		(148,897)		(151,632)
Debt securities in issue		(74,752)		(76,971)
Repurchase agreements and other similar secured borrowing		(40,338)		(19,760)
Subordinated liabilities		(25,084)		(24,547)
Liabilities included in disposal groups classified as held for sale	[1]	0		(51,788)
Not held at fair value member] | Carrying amount [member]
Categories of financial assets [abstract]
Held-to-maturity		5,109		5,176
Loans and advances to banks		35,663		43,251
Reverse repurchase agreements and other similar secured lending		12,546		13,454
Non current assets classified as held for sale	[1]	1,164		43,593
Categories of financial liabilities [abstract]
Deposits from banks		(37,723)		(48,214)
Deposits from customers [abstract]
Current and demand accounts		(145,950)		(138,204)
Savings accounts		(134,339)		(133,344)
Other time deposits		(148,832)		(151,630)
Debt securities in issue		(73,314)		(75,932)
Repurchase agreements and other similar secured borrowing		(40,338)		(19,760)
Subordinated liabilities		(23,826)		(23,383)
Liabilities included in disposal groups classified as held for sale	[1]	0		(51,775)
Not held at fair value member] | Level 1 of fair value hierarchy [member]
Categories of financial assets [abstract]
Held-to-maturity		5,285		5,347
Loans and advances to banks		3,701		7,256
Reverse repurchase agreements and other similar secured lending		0		0
Non current assets classified as held for sale	[1]	0		1,070
Categories of financial liabilities [abstract]
Deposits from banks		(4,375)		(5,256)
Deposits from customers [abstract]
Current and demand accounts		(145,927)		(127,258)
Savings accounts		(134,369)		(120,471)
Other time deposits		(62,750)		(48,853)
Debt securities in issue		0		(196)
Repurchase agreements and other similar secured borrowing		0		0
Subordinated liabilities		0		0
Liabilities included in disposal groups classified as held for sale	[1]	0		(22,264)
Not held at fair value member] | Level 2 of fair value hierarchy [member]
Categories of financial assets [abstract]
Held-to-maturity		0		0
Loans and advances to banks		31,959		34,987
Reverse repurchase agreements and other similar secured lending		12,546		13,454
Non current assets classified as held for sale	[1]	0		4,614
Categories of financial liabilities [abstract]
Deposits from banks		(33,354)		(42,895)
Deposits from customers [abstract]
Current and demand accounts		0		(10,921)
Savings accounts		0		(12,891)
Other time deposits		(80,296)		(96,240)
Debt securities in issue		(72,431)		(74,712)
Repurchase agreements and other similar secured borrowing		(40,338)		(19,760)
Subordinated liabilities		(25,084)		(24,547)
Liabilities included in disposal groups classified as held for sale	[1]	0		(28,998)
Not held at fair value member] | Level 3 of fair value hierarchy [member]
Categories of financial assets [abstract]
Held-to-maturity		0		0
Loans and advances to banks		0		985
Reverse repurchase agreements and other similar secured lending		0		0
Non current assets classified as held for sale	[1]	1,195		39,154
Categories of financial liabilities [abstract]
Deposits from banks		0		(61)
Deposits from customers [abstract]
Current and demand accounts		0		(18)
Savings accounts		0		(8)
Other time deposits		(5,851)		(6,539)
Debt securities in issue		(2,321)		(2,063)
Repurchase agreements and other similar secured borrowing		0		0
Subordinated liabilities		0		0
Liabilities included in disposal groups classified as held for sale	[1]	0		(526)
Home loans [member] | Not held at fair value member]
Categories of financial assets [abstract]
Loans and advances to customers		145,262		141,155
Home loans [member] | Not held at fair value member] | Carrying amount [member]
Categories of financial assets [abstract]
Loans and advances to customers		147,002		144,765
Home loans [member] | Not held at fair value member] | Level 1 of fair value hierarchy [member]
Categories of financial assets [abstract]
Loans and advances to customers		0		0
Home loans [member] | Not held at fair value member] | Level 2 of fair value hierarchy [member]
Categories of financial assets [abstract]
Loans and advances to customers		0		0
Home loans [member] | Not held at fair value member] | Level 3 of fair value hierarchy [member]
Categories of financial assets [abstract]
Loans and advances to customers		145,262		141,155
Credit cards, unsecured and other retail lending [member] | Not held at fair value member]
Categories of financial assets [abstract]
Loans and advances to customers		55,106		57,699
Credit cards, unsecured and other retail lending [member] | Not held at fair value member] | Carrying amount [member]
Categories of financial assets [abstract]
Loans and advances to customers		55,767		57,808
Credit cards, unsecured and other retail lending [member] | Not held at fair value member] | Level 1 of fair value hierarchy [member]
Categories of financial assets [abstract]
Loans and advances to customers		655		737
Credit cards, unsecured and other retail lending [member] | Not held at fair value member] | Level 2 of fair value hierarchy [member]
Categories of financial assets [abstract]
Loans and advances to customers		0		42
Credit cards, unsecured and other retail lending [member] | Not held at fair value member] | Level 3 of fair value hierarchy [member]
Categories of financial assets [abstract]
Loans and advances to customers		54,451		56,920
Finance Lease Receivables [Member] | Not held at fair value member]
Categories of financial assets [abstract]
Loans and advances to customers	[2]	2,964		1,598
Finance Lease Receivables [Member] | Not held at fair value member] | Carrying amount [member]
Categories of financial assets [abstract]
Loans and advances to customers	[2]	2,854		1,602
Corporate loans [member] | Not held at fair value member]
Categories of financial assets [abstract]
Loans and advances to customers		157,890		186,715
Corporate loans [member] | Not held at fair value member] | Carrying amount [member]
Categories of financial assets [abstract]
Loans and advances to customers		159,929		188,609
Corporate loans [member] | Not held at fair value member] | Level 1 of fair value hierarchy [member]
Categories of financial assets [abstract]
Loans and advances to customers		0
Corporate loans [member] | Not held at fair value member] | Level 2 of fair value hierarchy [member]
Categories of financial assets [abstract]
Loans and advances to customers		109,140		126,979
Corporate loans [member] | Not held at fair value member] | Level 3 of fair value hierarchy [member]
Categories of financial assets [abstract]
Loans and advances to customers		£ 48,750		£ 59,736

[1]	Disposal groups held for sale and measured at fair value less cost to sell are included in the fair value table.
[2]	The fair value hierarchy for finance lease receivables is not required as part of the standard.